NICHOLAS FUND, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)

AS OF JUNE 30, 2019

SHARES OR PRINCIPAL AMOUNT		VALUE
COMMON STOCKS—96.60%
	Communication Services—Media & Entertainment—5.09%
71,000	Alphabet Inc.—Class C *	$76,744,610
650,000	Comcast Corporation—Class A	27,482,000
205,000	Facebook, Inc.—Class A *	39,565,000

		143,791,610

	Consumer Discretionary—Retailing—11.04%
32,200	Amazon.com, Inc. *	60,974,886
270,000	Home Depot, Inc. (The)	56,151,900
1,667,782	LKQ Corporation *	44,379,679
154,976	O’Reilly Automotive, Inc. *	57,235,736
810,000	TJX Companies, Inc. (The)	42,832,800
145,000	Ulta Beauty, Inc. *	50,299,050

		311,874,051

	Consumer Discretionary—Services—3.21%
180,000	McDonald’s Corporation	37,378,800
635,000	Starbucks Corporation	53,232,050

		90,610,850

	Consumer Staples—Food, Beverage & Tobacco—3.74%
600,000	Coca-Cola Company (The)	30,552,000
700,000	Mondelez International, Inc.—Class A	37,730,000
285,000	PepsiCo, Inc.	37,372,050

		105,654,050

	Consumer Staples—Household & Personal Products—0.65%
120,000	Clorox Company (The)	18,373,200

SHARES OR PRINCIPAL AMOUNT		VALUE
	Energy—Energy—1.74%
1,700,000	Enterprise Products Partners L.P.	49,079,000

	Financials—Banks—0.89%
225,000	JPMorgan Chase & Co.	25,155,000

	Financials—Diversified—5.61%
304,505	Affiliated Managers Group, Inc.	28,057,091
1,580,000	Charles Schwab Corporation (The)	63,500,200
355,000	Intercontinental Exchange, Inc.	30,508,700
160,000	S&P Global Inc.	36,446,400

		158,512,391

	Financials—Insurance—4.29%
415,000	Aon plc	80,086,700
280,000	Chubb Limited	41,241,200

		121,327,900

	Health Care—Equipment & Services—7.21%
565,000	Alcon, Inc. *	35,058,250
140,000	Becton, Dickinson and Company	35,281,400
925,000	Boston Scientific Corporation *	39,756,500
300,100	Laboratory Corporation of America Holdings *	51,887,290
430,000	Medtronic Public Limited Company	41,877,700

		203,861,140

	Health Care—Pharmaceuticals, Biotechnology & Life Sciences—9.79%
145,000	Amgen Inc.	26,720,600
270,000	Celgene Corporation *	24,958,800
400,000	Gilead Sciences, Inc.	27,024,000
260,000	Johnson & Johnson	36,212,800
345,887	Merck & Co., Inc.	29,002,625
700,000	Pfizer Inc.	30,324,000
348,188	Thermo Fisher Scientific Inc.	102,255,852

		276,498,677

	Industrials—Capital Goods—7.20%
1,080,000	Fastenal Company	35,197,200
650,000	Fortive Corporation	52,988,000
215,000	Honeywell International Inc.	37,536,850
170,000	Rockwell Automation, Inc.	27,851,100
301,100	Snap-on Incorporated	49,874,204

		203,447,354

SHARES OR PRINCIPAL AMOUNT		VALUE
	Industrials—Commercial & Professional Services—5.16%
310,000	Cintas Corporation	73,559,900
966,000	Copart, Inc. *	72,198,840

		145,758,740

	Information Technology—Hardware & Equipment—5.48%
465,000	Apple Inc.	92,032,800
1,150,000	Cisco Systems, Inc.	62,939,500

		154,972,300

	Information Technology—Semiconductors & Semiconductor Equipment—1.95%
600,000	Intel Corporation	28,722,000
340,000	Skyworks Solutions, Inc.	26,271,800

		54,993,800

	Information Technology—Software & Services—18.22%
320,000	Black Knight, Inc. *	19,248,000
310,000	Fiserv, Inc. *	28,259,600
210,000	Gartner, Inc. *	33,797,400
345,000	Mastercard Incorporated—Class A	91,262,850
780,000	Microsoft Corporation	104,488,800
100,000	Palo Alto Networks, Inc. *	20,376,000
187,500	salesforce.com, inc.*	28,449,375
115,000	ServiceNow, Inc. *	31,575,550
370,000	Total System Services, Inc.	47,459,900
450,000	Visa Inc.—Class A	78,097,500
155,000	Workday, Inc. *	31,864,900

		514,879,875

	Materials—3.26%
360,000	Albemarle Corporation	25,347,600
955,802	Ball Corporation	66,896,582

		92,244,182

	Real Estate—Real Estate—2.07%
1,140,000	CBRE Group, Inc. *	58,482,000

	TOTAL COMMON STOCKS (cost $1,526,037,455)	2,729,516,120

SHARES OR PRINCIPAL AMOUNT		VALUE
SHORT-TERM INVESTMENTS—3.32%
	U.S. Government Securities—1.94%
$20,000,000	U.S. Treasury Bill 07/02/2019, 2.270%	19,998,756
15,000,000	U.S. Treasury Bill 07/18/2019, 1.974%	14,986,225
20,000,000	U.S. Treasury Bill 08/01/2019, 2.010%	19,965,921

		54,950,902

	Money Market Fund—1.38%
38,908,395	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class), 7-day net yield 2.25%	38,908,395

	TOTAL SHORT-TERM INVESTMENTS (cost $93,859,298)	93,859,297

	TOTAL INVESTMENTS (cost $1,619,896,753)—99.92%	2,823,375,417

	OTHER ASSETS, NET OF LIABILITIES—0.08%	2,145,523

	TOTAL NET ASSETS (basis of percentages disclosed above)—100%	$2,825,520,940

%	of net assets.
*	Non-income producing.

As of June 30, 2019, investment cost for federal tax purposes was $1,608,476,422 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,226,625,426
Unrealized depreciation	(11,726,431)

Net unrealized appreciation	$1,214,898,995

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Financial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	-	quoted prices in active markets for identical investments

Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$2,729,516,120
Money Market Fund	38,908,395
Level 2 -
U.S. Government Securities	54,950,902
Level 3 -
None	—

Total	$2,823,375,417

(1)	See Schedule above for further detail by industry.